Schedule of Investments (unaudited)	iShares® Exponential Technologies ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.1%
IRESS Ltd.	2,250,086	$7,174,914
Megaport Ltd.(a)	3,505,702	21,440,228
Netwealth Group Ltd.	1,574,837	12,795,785
NEXTDC Ltd.(a)	2,453,539	18,423,275
Technology One Ltd.	1,626,781	15,086,425
WiseTech Global Ltd.	412,480	15,357,150
		90,277,777
Canada — 1.8%
Ballard Power Systems Inc.(a)(b)	2,686,052	8,968,034
BlackBerry Ltd.(a)	3,334,768	11,999,634
Boralex Inc., Class A	531,894	9,899,538
Brookfield Renewable Corp., Class A	473,874	10,781,125
Lithium Americas Argentina Corp.(a)(b)	618,828	3,422,686
Northland Power Inc.	528,671	7,430,177
		52,501,194
Cayman Islands — 0.3%
NIO Inc.(a)	1,154,930	8,455,504

China — 5.9%
Baidu Inc.(a)	1,032,150	13,550,892
BYD Co. Ltd., Class A	374,600	12,182,545
China Longyuan Power Group Corp. Ltd., Class H	12,781,000	10,819,471
China Resources Power Holdings Co. Ltd.	8,302,000	16,088,361
Ganfeng Lithium Group Co. Ltd., Class A	1,253,960	7,572,150
GDS Holdings Ltd., Class A(a)	6,897,900	8,787,528
Genscript Biotech Corp.(a)	5,470,000	15,902,200
Innovent Biologics Inc.(a)(c)	4,154,500	24,483,126
Li Auto Inc.(a)	1,305,700	22,084,125
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	1,806,927	11,292,786
Tianqi Lithium Corp.(b)	1,780,800	9,628,264
XPeng Inc.(a)(b)	2,621,800	19,052,031
		171,443,479
Denmark — 0.7%
Orsted A/S(c)	160,368	7,748,840
Vestas Wind Systems A/S(a)	564,277	12,230,571
		19,979,411
Finland — 1.1%
Nokia OYJ	3,077,330	10,249,604
Wartsila OYJ Abp	1,716,727	20,486,553
		30,736,157
France — 1.2%
Dassault Systemes SE	401,391	16,534,649
Sanofi	154,525	14,031,834
Worldline SA/France(a)(c)	331,770	4,218,761
		34,785,244
Germany — 2.0%
Infineon Technologies AG	455,134	13,294,559
Merck KGaA	81,390	12,293,015
SAP SE	136,775	18,345,949
Siemens AG, Registered	105,987	14,064,353
		57,997,876
Israel — 0.4%
Nice Ltd.(a)	77,513	11,882,411

Italy — 0.9%
Infrastrutture Wireless Italiane SpA(c)	1,473,423	16,133,733
Nexi SpA(a)(c)	1,791,185	10,408,235
		26,541,968
Security	Shares	Value

Japan — 4.8%
Chugai Pharmaceutical Co. Ltd.	550,900	$16,337,802
Denso Corp.	1,111,500	16,412,778
FANUC Corp.	482,100	11,963,985
Harmonic Drive Systems Inc.	551,900	11,953,836
Murata Manufacturing Co. Ltd.	819,300	14,034,099
Nabtesco Corp.	590,100	10,451,666
Taiyo Yuden Co. Ltd.	464,300	10,408,875
TDK Corp.	423,500	15,845,343
Tokyo Electron Ltd.	134,100	17,719,659
Yaskawa Electric Corp.	440,900	14,432,034
		139,560,077
Netherlands — 2.3%
Adyen NV(a)(c)	10,007	6,749,580
ASM International NV	53,191	21,950,866
ASML Holding NV	24,836	14,929,427
QIAGEN NV(a)	301,337	11,230,257
TomTom NV(a)	2,018,678	12,094,141
		66,954,271
South Korea — 0.8%
Samsung Electro-Mechanics Co. Ltd.	143,597	13,277,129
Samsung SDI Co. Ltd.	27,332	8,654,258
		21,931,387
Spain — 1.0%
Amadeus IT Group SA	278,596	15,900,256
Cellnex Telecom SA(c)	422,662	12,424,612
		28,324,868
Sweden — 1.4%
Sandvik AB	816,657	13,910,127
Swedish Orphan Biovitrum AB(a)	764,456	15,726,551
Telefonaktiebolaget LM Ericsson, Class B	2,320,533	10,395,358
		40,032,036
Switzerland — 1.9%
CRISPR Therapeutics AG(a)(b)	291,803	11,359,891
Novartis AG, Registered	160,802	15,054,212
Roche Holding AG, NVS	46,208	11,908,243
STMicroelectronics NV	392,431	14,959,506
		53,281,852
Taiwan — 1.7%
MediaTek Inc.	640,000	16,703,585
Taiwan Semiconductor Manufacturing Co. Ltd.	965,000	15,760,868
Yageo Corp.	947,000	15,439,448
		47,903,901
United Kingdom — 1.9%
AstraZeneca PLC	106,504	13,334,685
GSK PLC	806,864	14,383,772
Ocado Group PLC(a)	1,756,680	9,969,361
Sage Group PLC (The)	1,516,390	17,914,340
		55,602,158
United States — 66.3%
AbbVie Inc.	88,959	12,559,232
Advanced Micro Devices Inc.(a)	209,794	20,664,709
AeroVironment Inc.(a)	178,919	20,514,853
Agilent Technologies Inc.	95,516	9,873,489
Akamai Technologies Inc.(a)	164,023	16,948,497
Albemarle Corp.	57,363	7,272,481
Alnylam Pharmaceuticals Inc.(a)	63,469	9,634,594
Alphabet Inc., Class A(a)	155,149	19,250,888
Amazon.com Inc.(a)	166,355	22,140,187
American Tower Corp.	70,360	12,537,448
Analog Devices Inc.	88,302	13,892,554

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ansys Inc.(a)(b)	60,692	$16,888,156
Applied Materials Inc.	138,601	18,343,842
Aptiv PLC(a)	151,222	13,186,558
Arista Networks Inc.(a)	116,210	23,284,998
Atlassian Corp., NVS(a)(b)	117,347	21,197,562
Autodesk Inc.(a)(b)	75,974	15,014,742
Biogen Inc.(a)	50,568	12,011,923
BioMarin Pharmaceutical Inc.(a)(b)	141,739	11,544,642
Bio-Techne Corp.	183,323	10,014,935
Blackbaud Inc.(a)(b)	261,247	17,085,554
Block Inc.(a)(b)	242,780	9,771,895
Bloom Energy Corp., Class A(a)(b)	735,404	7,648,202
Box Inc., Class A(a)(b)	527,460	13,112,656
Bristol-Myers Squibb Co.	184,443	9,504,348
Broadcom Inc.	28,360	23,861,253
Broadridge Financial Solutions Inc.	103,654	17,687,519
Cadence Design Systems Inc.(a)	91,740	22,003,839
Celanese Corp., Class A	144,878	16,589,980
ChargePoint Holdings Inc., Class A(a)(b)	1,367,604	3,473,714
Cisco Systems Inc.	305,284	15,914,455
Cloudflare Inc., Class A(a)(b)	332,670	18,859,062
Cogent Communications Holdings Inc.	260,781	16,945,549
Coinbase Global Inc., Class A(a)(b)	357,042	27,535,079
CoStar Group Inc.(a)	183,312	13,456,934
Crowdstrike Holdings Inc., Class A(a)	130,105	22,998,661
Datadog Inc., Class A(a)(b)	215,776	17,579,271
Digital Realty Trust Inc.	135,136	16,805,513
DISH Network Corp., Class A(a)(b)	1,017,624	4,986,358
DocuSign Inc., Class A(a)	350,787	13,638,599
Dropbox Inc., Class A(a)(b)	668,248	17,574,922
DuPont de Nemours Inc.	212,059	15,454,860
Dynatrace Inc.(a)	408,330	18,256,434
Edwards Lifesciences Corp.(a)(b)	203,413	12,961,476
Elastic NV(a)(b)	283,569	21,279,018
Eli Lilly & Co.	39,620	21,946,707
Enphase Energy Inc.(a)(b)	46,816	3,725,617
Envestnet Inc.(a)(b)	242,165	8,960,105
Exact Sciences Corp.(a)(b)	320,412	19,734,175
F5 Inc.(a)	98,899	14,992,099
FactSet Research Systems Inc.	32,680	14,114,165
First Solar Inc.(a)	95,403	13,590,157
Five9 Inc.(a)	229,046	13,254,892
Fortinet Inc.(a)	285,915	16,345,761
Gen Digital Inc.	650,957	10,844,944
Gilead Sciences Inc.	167,496	13,155,136
Global Payments Inc.	149,406	15,869,905
Guardant Health Inc.(a)(b)	304,050	7,868,814
Guidewire Software Inc.(a)(b)	244,260	22,015,154
Hubbell Inc., Class B	59,724	16,131,452
HubSpot Inc.(a)(b)	53,357	22,611,096
Illumina Inc.(a)	70,412	7,704,481
Incyte Corp.(a)	175,393	9,458,944
Intel Corp.	520,533	18,999,454
Intellia Therapeutics Inc.(a)	388,347	9,728,092
Intuit Inc.	37,955	18,785,827
Intuitive Surgical Inc.(a)	55,052	14,435,735
Ionis Pharmaceuticals Inc.(a)(b)	386,051	17,090,478
Jazz Pharmaceuticals PLC(a)	97,390	12,370,478
Johnson & Johnson	83,583	12,398,702
Keysight Technologies Inc.(a)	82,894	10,117,213
KLA Corp.	37,819	17,763,584
Lam Research Corp.	33,126	19,485,376
Security	Shares	Value

United States (continued)
Livent Corp.(a)(b)	588,218	$8,582,101
Lumen Technologies Inc.(a)	2,679,824	3,912,543
Manhattan Associates Inc.(a)	124,689	24,311,861
MarketAxess Holdings Inc.	53,369	11,407,624
Merck & Co. Inc.	134,318	13,794,459
Meta Platforms Inc, Class A(a)	129,299	38,953,910
Microchip Technology Inc.	195,123	13,910,319
Micron Technology Inc.	273,744	18,305,261
Microsoft Corp.	60,181	20,347,798
Moderna Inc.(a)(b)	81,881	6,219,681
MongoDB Inc., Class A(a)(b)	82,483	28,422,817
Monolithic Power Systems Inc.	40,039	17,686,828
Nvidia Corp.	91,368	37,259,870
NXP Semiconductors NV	90,032	15,524,218
Okta Inc.(a)	239,061	16,115,102
ON Semiconductor Corp.(a)	210,048	13,157,407
Oracle Corp.	186,925	19,328,045
Palantir Technologies Inc., Class A(a)(b)	2,085,234	30,861,463
Palo Alto Networks Inc.(a)(b)	89,476	21,744,457
Plug Power Inc.(a)(b)	1,070,428	6,304,821
PTC Inc.(a)(b)	120,661	16,943,218
Qorvo Inc.(a)	154,867	13,538,473
Qualcomm Inc.	124,237	13,540,591
Regeneron Pharmaceuticals Inc.(a)	19,318	15,065,915
Revvity Inc.(b)	105,665	8,754,345
RingCentral Inc., Class A(a)	415,878	11,054,037
Salesforce Inc.(a)	112,912	22,676,117
SEI Investments Co.	242,676	13,021,994
ServiceNow Inc.(a)	37,924	22,066,079
Skyworks Solutions Inc.	160,419	13,914,744
Snowflake Inc., Class A(a)	107,382	15,584,350
SoFi Technologies Inc.(a)(b)	3,419,631	25,818,214
SolarEdge Technologies Inc.(a)(b)	47,274	3,590,460
Splunk Inc.(a)	175,912	25,887,210
SunPower Corp.(a)(b)	664,458	2,837,236
Sunrun Inc.(a)(b)	510,542	4,926,730
Synopsys Inc.(a)(b)	45,499	21,359,051
Teradyne Inc.	161,399	13,439,695
Tesla Inc.(a)	84,650	17,001,106
Texas Instruments Inc.	84,514	12,001,833
Toast Inc., Class A(a)(b)	855,384	13,677,590
Tradeweb Markets Inc., Class A	229,152	20,625,971
Twilio Inc., Class A(a)(b)	325,351	16,677,492
Tyler Technologies Inc.(a)	47,780	17,817,162
Veeva Systems Inc., Class A(a)(b)	89,154	17,180,867
Vertex Pharmaceuticals Inc.(a)	46,440	16,816,388
VMware Inc., Class A(a)	125,294	18,249,071
Waters Corp.(a)(b)	43,289	10,325,725
Zscaler Inc.(a)	129,006	20,471,962
		1,916,274,195

Total Common Stocks — 99.5%
(Cost: $2,843,456,227)		2,874,465,766

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	154,691	$7,491,387

Total Preferred Stocks — 0.2%
(Cost: $8,815,565)		7,491,387
Total Long-Term Investments — 99.7%
(Cost: $2,852,271,792)		2,881,957,153

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	244,807,179	244,905,102
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	3,520,000	3,520,000

Total Short-Term Securities — 8.6%
(Cost: $248,345,057)		248,425,102

Total Investments — 108.3%
(Cost: $3,100,616,849)		3,130,382,255

Liabilities in Excess of Other Assets — (8.3)%		(240,390,819)

Net Assets — 100.0%		$2,889,991,436

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$224,403,109	$20,487,194	(a)	$—		$4,269	$10,530	$244,905,102	244,807,179	$498,973	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,560,000	—		(2,040,000	)(a)	—	—	3,520,000	3,520,000	45,821		—
						$4,269	$10,530	$248,425,102		$544,794		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	12/15/23	$130	$(5,188)
MSCI Emerging Markets Index	12	12/15/23	551	(13,708)
S&P 500 E-Mini Index	30	12/15/23	6,318	(112,368)
				$(131,264)

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,968,775,389	$905,690,377	$—	$2,874,465,766
Preferred Stocks	—	7,491,387	—	7,491,387
Short-Term Securities
Money Market Funds	248,425,102	—	—	248,425,102
	$2,217,200,491	$913,181,764	$—	$3,130,382,255
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(126,076)	$(5,188)	$—	$(131,264)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

4